UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23074

Nuveen High Income December 2018 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHA
Nuveen High Income December 2018 Target Term Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 45.6% (45.1% of Total Investments)
	CORPORATE BONDS – 42.1% (41.6% of Total Investments)
	Automobiles – 2.3%
$ 1,064	American Honda Finance Corp	2.125%	10/10/18	A+	$1,063,862
730	American Honda Finance Corp	1.500%	11/19/18	A+	729,006
390	American Honda Finance Corp, (3-Month LIBOR reference rate + 0.280% spread), (3)	2.602%	11/19/18	A+	390,157
3,300	General Motors Co	3.500%	10/02/18	BBB	3,300,000
750	Harley-Davidson Financial Services Inc, 144A	2.250%	1/15/19	A	748,968
600	Toyota Motor Credit Corp	2.000%	10/24/18	AA-	599,841
6,834	Total Automobiles				6,831,834
	Banks – 3.9%
1,000	Australia & New Zealand Banking Group Ltd/New York NY	2.000%	11/16/18	AA-	999,440
2,300	Bank of America Corp	6.875%	11/15/18	A+	2,312,215
2,410	Bank of Nova Scotia/The	2.050%	10/30/18	Aa2	2,409,483
1,000	Banque Federative du Credit Mutuel SA, 144A	2.500%	10/29/18	Aa3	1,000,197
1,000	Credit Agricole SA/London, 144A	2.625%	10/03/18	A1	1,000,006
1,330	Huntington National Bank/The	2.200%	11/06/18	A-	1,329,603
1,726	PNC Bank NA	1.800%	11/05/18	A+	1,724,964
250	Societe Generale SA	2.625%	10/01/18	A1	250,000
130	SunTrust Banks Inc	2.350%	11/01/18	A-	129,981
225	US Bancorp	1.950%	11/15/18	AA-	224,863
95	US Bancorp, (3-Month LIBOR reference rate + 0.490% spread), (3)	2.804%	11/15/18	AA-	95,016
11,466	Total Banks				11,475,768
	Beverages – 0.5%
500	Coca-Cola Co/The	1.650%	11/01/18	Aa3	499,695
650	Molson Coors Brewing Co	1.900%	3/15/19	BBB-	647,434
378	PepsiCo Inc., (3-Month LIBOR reference rate + 0.000% spread), (3)	2.339%	10/15/18	A+	378,013
1,528	Total Beverages				1,525,142
	Biotechnology – 1.2%
3,000	AbbVie Inc	2.000%	11/06/18	A-	2,998,680
500	Amgen Inc	5.700%	2/01/19	A	505,268
3,500	Total Biotechnology				3,503,948
	Capital Markets – 0.3%
870	State Street Bank and Trust Co	5.250%	10/15/18	Aa3	870,848

JHA	Nuveen High Income December 2018 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Chemicals – 0.4%
$ 1,154	Praxair Inc	1.250%	11/07/18	A	$ 1,152,236
	Commercial Services & Supplies – 1.0%
2,970	ERAC USA Finance LLC, 144A	2.800%	11/01/18	A-	2,970,438
	Consumer Finance – 2.4%
1,215	Ally Financial Inc	3.250%	11/05/18	BB+	1,214,514
250	Ally Financial Inc	8.000%	12/31/18	BB	252,500
380	Ford Motor Credit Co LLC	2.875%	10/01/18	BBB	380,000
2,494	Ford Motor Credit Co LLC	2.551%	10/05/18	BBB	2,494,003
2,750	Navient Corp	5.500%	1/15/19	BB	2,763,750
7,089	Total Consumer Finance				7,104,767
	Diversified Financial Services – 2.0%
3,120	Discover Bank	2.600%	11/13/18	BBB+	3,119,778
1,215	LeasePlan Corp NV, 144A	2.875%	1/22/19	Baa1	1,214,081
1,212	National Rural Utilities Cooperative Finance Corp	10.375%	11/01/18	A1	1,219,513
350	PacifiCorp	5.500%	1/15/19	A+	352,863
5,897	Total Diversified Financial Services				5,906,235
	Diversified Telecommunication Services – 2.4%
4,000	Frontier Communications Corp	8.125%	10/01/18	B	4,000,000
3,000	Qwest Capital Funding Inc	6.500%	11/15/18	BB	3,009,600
7,000	Total Diversified Telecommunication Services				7,009,600
	Electric Utilities – 2.3%
575	Berkshire Hathaway Energy Co	2.000%	11/15/18	A-	574,700
415	Cleveland Electric Illuminating Co/The	8.875%	11/15/18	A-	417,905
485	Commonwealth Edison Co	2.150%	1/15/19	A1	484,547
1,950	Duke Energy Carolinas LLC	7.000%	11/15/18	Aa2	1,960,358
1,725	Georgia Power Co	1.950%	12/01/18	A-	1,722,688
1,450	Jersey Central Power & Light Co	7.350%	2/01/19	BBB	1,472,421
6,600	Total Electric Utilities				6,632,619
	Energy Equipment & Services – 0.1%
142	TransCanada PipeLines Ltd	7.125%	1/15/19	A3	143,759
	Equity Real Estate Investment Trust – 1.0%
2,850	VEREIT Operating Partnership LP	3.000%	2/06/19	BBB-	2,849,699
	Food & Staples Retailing – 0.2%
127	Kroger Co/The	2.300%	1/15/19	Baa1	126,842
500	Kroger Co/The	2.000%	1/15/19	Baa1	498,888
627	Total Food & Staples Retailing				625,730

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products – 0.3%
$ 875	General Mills Inc	5.650%	2/15/19	BBB	$ 883,819
	Health Care Equipment & Supplies – 0.6%
1,750	Edwards Lifesciences Corp	2.875%	10/15/18	Baa2	1,750,165
	Health Care Providers & Services – 0.7%
1,695	CVS Health Corp	2.250%	12/05/18	Baa1	1,693,785
250	Laboratory Corp of America Holdings	2.500%	11/01/18	BBB	249,997
1,945	Total Health Care Providers & Services				1,943,782
	Hotels, Restaurants & Leisure – 1.8%
3,260	MGM Resorts International	8.625%	2/01/19	BB	3,308,900
2,000	Starbucks Corp	2.000%	12/05/18	BBB+	1,998,379
5,260	Total Hotels, Restaurants & Leisure				5,307,279
	Household Durables – 0.7%
975	Lennar Corp	4.125%	12/01/18	BBB-	971,344
1,085	Toll Brothers Finance Corp	4.000%	12/31/18	BBB-	1,084,132
2,060	Total Household Durables				2,055,476
	Household Products – 0.1%
300	Colgate-Palmolive Co	1.500%	11/01/18	AA-	299,791
	Industrial Conglomerates – 0.7%
1,450	General Electric Co	2.300%	1/14/19	A2	1,448,578
620	Roper Technologies Inc	2.050%	10/01/18	BBB+	620,000
2,070	Total Industrial Conglomerates				2,068,578
	Insurance – 0.6%
1,650	Metropolitan Life Global Funding I, 144A	1.950%	12/03/18	AA-	1,648,343
	IT Services – 0.2%
605	International Business Machines Corp	7.625%	10/15/18	A+	606,057
	Machinery – 1.6%
144	Caterpillar Financial Services Corp	7.050%	10/01/18	A	144,000
150	Caterpillar Financial Services Corp	1.800%	11/13/18	A	149,882
1,500	Caterpillar Financial Services Corp	7.150%	2/15/19	A	1,524,669
60	John Deere Capital Corp , (3-Month LIBOR reference rate + 0.270% spread), (3)	1.275%	10/15/18	A	60,009
1,426	Stanley Black & Decker Inc	2.451%	11/17/18	A-	1,425,358
1,295	Stanley Black & Decker Inc	1.622%	11/17/18	A-	1,292,967
4,575	Total Machinery				4,596,885
	Media – 1.6%
3,000	Sky PLC, 144A	9.500%	11/15/18	BBB	3,023,700

JHA	Nuveen High Income December 2018 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$ 1,500	Time Warner Cable LLC	8.750%	2/14/19	BBB-	$ 1,531,004
4,500	Total Media				4,554,704
	Metals & Mining – 0.4%
1,000	Glencore Funding LLC, (3-Month LIBOR reference rate + 1.360% spread), 144A, (3)	3.708%	1/15/19	BBB+	1,001,702
	Multi-Utilities – 0.9%
1,619	Ameren Illinois Co	9.750%	11/15/18	A1	1,632,916
298	PSEG Power LLC	2.450%	11/15/18	BBB+	297,956
762	Sempra Energy	9.800%	2/15/19	BBB+	781,476
2,679	Total Multi-Utilities				2,712,348
	Oil, Gas & Consumable Fuels – 2.8%
4,050	Buckeye Partners LP	2.650%	11/15/18	BBB-	4,049,304
395	Chevron Corp	1.790%	11/16/18	Aa2	394,735
58	Equinor ASA, (3-Month LIBOR reference rate + 0.460% spread), (3)	2.803%	11/08/18	Aa2	58,024
3,150	Shell International Finance BV	1.625%	11/10/18	Aa2	3,146,693
500	Sinopec Group Overseas Development 2013 Ltd, Reg S	2.500%	10/17/18	A+	499,784
8,153	Total Oil, Gas & Consumable Fuels				8,148,540
	Pharmaceuticals – 1.3%
1,125	AstraZeneca PLC	1.750%	11/16/18	A3	1,123,824
109	AstraZeneca PLC, (3-Month LIBOR reference rate + 0.530% spread), (3)	2.845%	11/16/18	A3	109,065
2,675	Bayer US Finance II LLC, 144A	1.850%	11/15/18	A-	2,672,179
3,909	Total Pharmaceuticals				3,905,068
	Professional Services – 0.3%
740	RELX Capital Inc	8.625%	1/15/19	BBB+	751,610
	Road & Rail – 0.6%
1,840	Ryder System Inc	2.450%	11/15/18	A-	1,839,834
	Semiconductors & Semiconductor Equipment – 0.8%
125	Altera Corp	2.500%	11/15/18	A+	125,026
2,175	Maxim Integrated Products Inc	2.500%	11/15/18	BBB+	2,174,650
2,300	Total Semiconductors & Semiconductor Equipment				2,299,676
	Specialty Retail – 0.5%
1,570	Hyundai Capital America, 144A	2.400%	10/30/18	A-	1,569,907
	Technology Hardware, Storage & Peripherals – 2.2%
1,145	Hewlett Packard Enterprise Co	2.850%	10/05/18	BBB+	1,145,041
500	Hewlett Packard Enterprise Co, (3-Month LIBOR reference rate + 0.1.930% spread), (3)	4.267%	10/05/18	BBB+	500,079

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Technology Hardware, Storage & Peripherals (continued)
$ 4,650	Seagate HDD Cayman	3.750%	11/15/18	Baa3	$ 4,648,631
6,295	Total Technology Hardware, Storage & Peripherals				6,293,751
	Tobacco – 0.6%
1,670	Altria Group Inc	9.700%	11/10/18	A-	1,682,270
	Trading Companies & Distributors – 0.4%
1,145	Air Lease Corp	3.375%	1/15/19	BBB	1,146,256
	Wireless Telecommunication Services – 2.4%
7,000	Sprint Communications Inc, 144A	9.000%	11/15/18	BB	7,043,400
$ 122,418	Total Corporate Bonds (cost $122,692,150)				122,711,864

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 2.0% (2.0% of Total Investments)
	Electrical Equipment – 1.3%
$ 4,000	Tesla Energy Operations Inc/DE	2.750%	11/01/18	N/R	$ 3,935,000
	Oil, Gas & Consumable Fuels – 0.7%
2,000	Clean Energy Fuels Corp, 144A	5.250%	10/01/18	N/R	2,000,010
$ 6,000	Total Convertible Bonds (cost $5,991,245)				5,935,010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.5% (1.5% of Total Investments)
4,500	Federal Home Loan Bank Discount Notes	0.000%	11/16/18	Aaa	4,487,639
	Total U.S. Government and Agency Obligations (cost $4,487,954)				4,487,639
	Total Long-Term Investments (cost $133,171,349)				133,134,513

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 55.5% (54.9% of Total Investments)
	COMMERCIAL PAPER – 54.9% (54.3% of Total Investments)
	Banks – 13.0%
$ 1,170	ANZ New Zealand International Limited, 144A	0.000%	11/09/18	$1,167,275
4,000	Barclays PLC	0.000%	11/15/18	3,988,600
1,000	Bayerische Landesbank	0.000%	11/16/18	997,074
800	DNB Bank ASA	2.381%	10/22/18	800,075
1,850	JP Morgan Securities LLC	0.000%	11/15/18	1,844,797
4,000	Longship Funding LLC, 144A	0.000%	11/16/18	3,988,756
4,000	Manhattan Asset Funding Co, 144A	0.000%	11/09/18	3,990,510

JHA	Nuveen High Income December 2018 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Banks (continued)
$ 3,500	Mizuho Bank, Ltd, 144A	3.130%	11/09/18	$3,491,658
2,500	Mountcliff Funding LLC	0.000%	11/01/18	2,495,264
4,000	Nederlandse Waterschapsbank, 144A	0.000%	11/13/18	3,989,632
1,500	Sheffield Receivables Co LLC, 144A	0.000%	11/09/18	1,496,457
1,900	Sheffield Receivables Co LLC, 144A	0.000%	11/15/18	1,894,585
4,000	Starbird Funding Corporation, 144A	0.000%	11/13/18	3,989,680
4,000	United Parcel Service Inc, 144A	0.000%	11/16/18	3,989,778
38,220	Total Banks			38,124,141
	Beverages – 1.4%
4,000	Coca-Cola Co/The, 144A	0.000%	11/07/18	3,991,449
	Capital Markets – 1.4%
4,000	Lexington Parker Capital Co LLC, 144A	0.000%	11/09/18	3,990,683
	Commercial Services & Supplies – 1.4%
4,000	Charta LLC, 144A	0.000%	11/08/18	3,990,922
	Diversified Consumer Services – 0.5%
1,409	Duke University	0.000%	11/14/18	1,405,297
	Diversified Financial Services – 19.0%
250	Antalis SA	0.000%	11/02/18	249,511
4,000	Atlantic Asset Securitization LLC, 144A	0.000%	11/16/18	3,989,011
4,000	Autobahn Funding Co LLC, 144A	0.000%	11/09/18	3,990,510
2,000	Barton Capital SA, 144A	0.000%	11/13/18	1,994,864
2,000	Barton Capital SA, 144A	0.000%	11/16/18	1,994,378
3,500	CDP Financial Inc, 144A	0.000%	11/13/18	3,490,803
4,000	Chesham Finance LLC, 144A	0.000%	11/15/18	3,989,250
4,000	CRC Funding LLC, 144A	0.000%	11/13/18	3,989,823
4,000	DCAT LLC	0.000%	11/05/18	3,991,756
4,000	Fairway Finance Corp, 144A	0.000%	11/16/18	3,988,960
4,000	Halkin Finance LLC, 144A	0.000%	11/16/18	3,989,011
4,000	La Fayette Asset Securitization LLC, 144A	0.000%	11/13/18	3,989,632
4,000	LMA SA LMA AMERICAS, 144A	0.000%	11/08/18	3,990,964
450	Mountcliff Funding LLC, 144A	0.000%	11/13/18	448,764
1,000	Mountcliff Funding LLC, 144A	0.000%	11/16/18	997,151
4,000	Old Line Funding LLC, 144A	0.000%	11/16/18	3,989,011
2,370	Ontario Teachers FIN TR, 144A	0.000%	11/05/18	2,365,136
4,000	Victory Receivables Corp, 144A	0.000%	11/16/18	3,988,756
55,570	Total Diversified Financial Services			55,427,291
	Food Products – 1.4%
4,000	Nestle Capital Corp, 144A	0.000%	11/15/18	3,989,050

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Health Care Providers & Services – 1.4%
$ 4,000	Baylor Scott and White	0.000%	11/08/18	$ 3,990,796
	Industrial Conglomerates – 5.9%
4,000	Anglesea Funding LLC, 144A	0.000%	11/16/18	3,988,704
1,300	Cancara Asset Securitisation LLC	0.000%	11/19/18	1,296,160
3,000	General Electric Co	2.190%	11/13/18	2,992,153
3,750	Glencove Funding LLC, 144A	0.000%	11/16/18	3,739,363
5,000	Quebec Province, 144A	0.000%	11/16/18	4,986,456
250	White Plains Capital Company, LLC	0.000%	11/01/18	249,511
17,300	Total Industrial Conglomerates			17,252,347
	Insurance – 2.3%
1,900	MetLife Inc, 144A	0.000%	11/15/18	1,894,846
5,000	MetLife Short Term Funding LLC, 144A	0.000%	11/13/18	4,986,682
6,900	Total Insurance			6,881,528
	Oil, Gas & Consumable Fuels – 3.5%
4,000	BP Capital Markets America Inc, 144A	0.000%	11/16/18	3,988,916
2,250	Chevron Corp	0.000%	10/29/18	2,246,482
4,000	Total Capital Canada Ltd, 144A	0.000%	11/06/18	3,991,400
10,250	Total Oil, Gas & Consumable Fuels			10,226,798
	Road & Rail – 0.9%
2,750	Toyota Industries Commercial Finance Inc, 144A	0.000%	11/15/18	2,742,472
	Sovereign – 1.4%
4,000	Alberta Province, 144A	0.000%	11/13/18	3,989,489
	Technology Hardware, Storage & Peripherals – 1.4%
4,000	IBM Credit LLC	0.000%	10/31/18	3,992,900
160,399	Total Commercial Paper (cost $159,995,163)			159,995,163
	REPURCHASE AGREEMENTS – 0.6% (0.6% of Total Investments)
1,766	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $1,765,983, collateralized by $1,670,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $1,804,779	1.050%	10/01/18	1,765,828
	Total Short-Term Investments (cost $161,760,991)			161,760,991
	Total Investments (cost $294,932,340) – 101.1%			294,895,504
	Other Assets Less Liabilities – (1.1)%			(3,093,148)
	Net Assets – 100%			$ 291,802,356

JHA	Nuveen High Income December 2018 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$122,711,864	$ —	$122,711,864
Convertible Bonds	—	5,935,010	—	5,935,010
U.S. Government and Agency Obligations	—	4,487,639	—	4,487,639
Short-Term Investments:
Commercial Paper	159,995,163	—	—	159,995,163
Repurchase Agreements	—	1,765,828	—	1,765,828
Total	$159,995,163	$134,900,341	$ —	$294,895,504
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$294,932,340
Gross unrealized:
Appreciation	$ 44,790
Depreciation	(81,626)
Net unrealized appreciation (depreciation) of investments	$ (36,836)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2018 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018